RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

14.  RELATED PARTY TRANSACTIONS

The Company utilizes and subleases office and lab space in Connecticut which is being leased from an unrelated landlord by 4Catalyzer Corporation (“4C”), which is owned by a related party. The Company pays rent to 4C on a month-to-month basis, and no lease agreement has been entered into. For the nine months ended September 30, 2021 and 2020, the Company paid a total of approximately $103 and $76, respectively, to 4C.

Certain expenses incurred at 4Bionics were allocated to its subsidiaries, including Liminal. Expenses that broadly benefited 4Bionics and its subsidiaries were allocated evenly amongst its three subsidiaries. Expenses that were incurred on behalf of the employees of each company were allocated based on each subsidiary’s relative headcount. Total expenses allocated to Liminal for the nine months ended September 30, 2021 and 2020 were $10 and $7, respectively. The method used to allocate common expenses of 4Bionics to Liminal is reasonable.

In January 2018, the Company entered into a Promissory Note (the “Note”) with one of its employees (the “Borrower”) in the amount of $90. The Note bears interest at a rate equal to 1.68% per annum. If the Borrower remains employed with the Company on the maturity date of January 11, 2022, $90 of the then outstanding principal amount and all interest accrued to that date will be forgiven and Borrower will no longer be required to repay the amount. Interest on the Note is payable annually in cash on the anniversary date of the Note, and as of September 30, 2021 and December 31, 2020, interest receivable in the amount of $0 and $2, respectively, are included in Prepaid expenses and other current expenses on the condensed consolidated and combined balance sheets. No interest income was recognized for the nine months ended September 30, 2021 and 2020.

The Company also makes payments to 4C to prefund the acquisition of capital assets and these amounts are included in Other assets — related party on the condensed consolidated and combined balance sheets. Such prepaid advances were $996 and $1,154 at September 30, 2021 and December 31, 2020, respectively.

The Company is a party to an Amended and Restated Technology Services Agreement (the “ARTSA”), most recently amended on November 11, 2020, by and among 4C, the Company and other participant companies controlled by the Rothberg family. Under the ARTSA, the Company and the other participant companies agreed to share certain non-core technologies, which means any technologies, information or equipment owned or otherwise controlled by the participant company that are not specifically related to the core business area of the participant and subject to certain restrictions on use. The ARTSA also provides for 4C to perform certain services for the Company and each other participant company such as monthly administrative, management and technical consulting services to the Company which are pre-funded approximately once a quarter. The Company incurred expenses of $3,354 and $1,498 during the nine months ended September 30, 2021 and 2020, respectively. The amounts advanced to and due from 4C at September 30, 2021 and December 31, 2020, related to operating expenses was $0 and $1,496, respectively, and is included in Due from related parties on the condensed consolidated and combined balance sheets. There was also $1,221 and $11 of amounts due to 4C for expenses paid on their behalf at September 30, 2021 and December 31, 2020, respectively. These payables are included in Due to related parties on the condensed consolidated and combined balance sheets.

The ARTSA also provides for the participant companies to provide other services to each other. The Company also has transactions with other entities under common ownership, which include payments made to third parties on behalf of the Company. The amounts remaining payable at September 30, 2021 and December 31, 2020 are $112 and $124, respectively, and are included in the Due to related parties on the condensed consolidated and combined balance sheets. In addition, the Company has transactions with these other entities under common ownership which include payments made by the Company to third parties on behalf of the other entities and the amounts remaining receivable are in the aggregate $13 at September 30, 2021 and the amounts remaining payable are in the aggregate $30 at December 31, 2020, and are reflected in the Due from related parties on the condensed consolidated and combined balance sheets. All amounts are paid or received throughout the year within 30 days after the end of each month.

Hyperfine and Liminal entered into Technology and Services Exchange Agreements (each, a “TSEA” and collectively, the “TSEA”) with other participant companies controlled by the Rothbergs. A TSEA by and among Butterfly Network, Inc., AI Therapeutics, Inc., Quantum-Si Incorporated, 4Bionics LLC, Tesseract Health, Inc., Detect, Inc. (f/k/a Homodeus Inc.), Hyperfine and Liminal was signed in November 2020; a TSEA by and among Quantum-Si Incorporated, AI Therapeutics, Inc., 4Bionics LLC, Tesseract Health, Inc., Detect, Inc., Hyperfine and Liminal was signed in February 2021 (and which Protein Evolution, Inc. joined in August 2021); and a TSEA by and among Hyperfine, Liminal, AI Therapeutics, Inc., Tesseract Health, Inc. and Detect, Inc. was signed in July 2021 and will become effective upon the Closing. Under the TSEA, Hyperfine and Liminal may, in their discretion, permit the use of non-core technologies, which include any technologies, information or equipment owned or otherwise controlled by the participant company that are not specifically related to the core business area of the participant, such as software, hardware, electronics, fabrication and supplier information, vendor lists and contractor lists, by other participant companies.

14. RELATED PARTY TRANSACTIONS

The Company utilizes and subleases office and lab space in Connecticut which is being leased from an unrelated landlord by 4Catalyzer Corporation, (“4C”), which is owned by a related party. The Company pays rent to 4C on a month-to-month basis, and no lease agreement has been entered into. During 2020 and 2019 a total of approximately $113 and $107, respectively, was paid to 4C.

Certain expenses incurred at 4Bionics were allocated to its subsidiaries, including Liminal. Expenses that broadly benefited 4Bionics and its subsidiaries were allocated evenly amongst its three subsidiaries. Expenses that were incurred on behalf of the employees of each company were allocated based on each subsidiary’s relative headcount. Total expenses allocated to Liminal in 2020 and 2019 were $64 and $8, respectively. The method used to allocate common expenses of 4Bionics to Liminal is reasonable.

In January 2018, the Company entered into a Promissory Note (the “Note”) with one of its employees (the “Borrower”) in the amount of $90. The Note bears interest at a rate equal to 1.68% per annum. If the Borrower remains employed with the Company on the maturity date of January 11, 2022, $90 of the then outstanding principal amount and all interest accrued to that date will be forgiven and Borrower will no longer be required to repay the amount. Interest on the Note is payable annually in cash on the anniversary date of the Note, and as of December 31, 2020 and 2019, interest receivable in the amount of $2 and $2, respectively, are included in Prepaid expenses and other current expenses on the combined balance sheets, and interest income of $2 and $2, respectively, were recognized as of December 31, 2020 and 2019.

The Company also makes payments to 4C to prefund the acquisition of capital assets and these amounts are included in Other assets  —  related party on the combined balance sheets. Such prepaid advances were $1,154 and $1,380 at December 31, 2020 and 2019, respectively.

The Company is a party to an Amended and Restated Technology Services Agreement (the “ARTSA”), most recently amended on November 11, 2020, by and among 4C, the Company and other participant companies controlled by the Rothberg family. Under the ARTSA, the Company and the other participant companies agreed to share certain non-core technologies, which means any technologies, information or equipment owned or otherwise controlled by the participant company that are not specifically related to the core business area of the participant and subject to certain restrictions on use. The ARTSA also provides for 4C to perform certain services for the Company and each other participant company such as monthly administrative, management and technical consulting services to the Company which are pre-funded approximately once a quarter. The Company incurred expenses from 4C of $2,160 and $2,812 during the years ended December 31, 2020 and 2019 respectively. The amounts advanced and due from 4C at December 31, 2020 and 2019, related to operating expenses was $1,496 and $665, respectively, and is included in Due from related parties on the combined balance sheets. There was also $11 and $3 of amounts due to 4C for expenses paid on their behalf. These payables are included in Due to related parties on the combined balance sheets.

The ARTSA also provides for the participant companies to provide other services to each other. The Company also has transactions with other entities under common ownership, which include payments made to third parties on behalf of the Company. The amounts remaining payable at December 31, 2020 and 2019 are $124 and $105, respectively, and are included in the due to related parties on the combined balance sheets. In addition, the Company has transactions with these other entities under common ownership which include payments made by the Company to third parties on behalf of the other entities and the amounts remaining payable at the end of each calendar year are in the aggregate $30 and $18, and are reflected in the due from related parties on the combined balance sheets at December 31, 2020 and 2019, respectively. All amounts are paid or received throughout the year within 30 days after the end of each month.

Beginning in November 2020, Hyperfine and Liminal entered into a Technology and Services Exchange Agreement (the “TSEA”) by and among Hyperfine, Liminal and Butterfly Network, Inc. Under the TSEA, Hyperfine and Liminal may, in their discretion, permit the use of non-core technologies, which include any technologies, information or equipment owned or otherwise controlled by the participant company that are not specifically related to the core business area of the participant, such as software, hardware, electronics, fabrication and supplier information, vendor lists and contractor lists, by other participant companies.